Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands of US$):

Drydocking and
Special Survey
Costs
As of January 1, 2023	$25,554
Additions	31,121
Amortization	(18,663)
As of December 31, 2023	$38,012
Additions	50,568
Write-off	(660)
Amortization	(29,161)
As of December 31, 2024	$58,759
Additions	39,671
Amortization	(44,074)
As of December 31, 2025	$54,356